WARRANT LIABILITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
WARRANT LIABILITY
Class of Warrant or Right Warrants Expiration Period	5 years	5 years
Class of Warrant or Right Warrants Redemption Price	$ 0.01	$ 0.01
Share Price	$ 18.00	$ 18.00